Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Related Parties Transactions

11. Related Parties Transactions

License Agreements with Elkurt, Inc.

Elkurt/Brown License

In July, 2020, the Company entered into four separate Exclusive License Agreements, or the Brown License Agreements, with Elkurt, Inc., a licensee of Brown University. The Company amended each of the Brown License Agreements on March 21, 2021. Elkurt, Inc., is a company formed by the Company’s scientific co-founders Jack A. Elias, M.D., former Dean of Medicine and current Special Advisor for Health Affairs to Brown University, and Jonathan Kurtis, M.D., PhD, Chair of the Department of Pathology and Laboratory Medicine at Brown. Under the Brown License Agreements, Elkurt, Inc. grants to the Company exclusive, royalty-bearing licenses to patent rights and nonexclusive, royalty-bearing licenses to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in certain fields. License fees are expensed as incurred as research and development expenses. Patent reimbursement fees are expensed as incurred as general and administrative expenses. On August 24, 2022 the Agreements were amended, thereby extending the termination date of each to November 24, 2023. As of December 31, 2022, the Company has incurred a total amount of $340,190 for patent reimbursement expenses to Brown that Elkurt, Inc., of which $297,700 has been paid on behalf of the Company. As of December 31, 2022, the amount due to Elkurt for the Brown License that is currently due to Brown is $54,490 consisting of (i) patent reimbursement expenses of $42,490 recorded as general and administrative costs and (ii) license maintenance fees in the amount of $12,000 recorded as research and development costs. In addition, $42,727 is currently due for patent reimbursement expenses that Elkurt has previously paid on behalf of the Company. The amounts were recorded as accounts payable-related party on the consolidated balance sheets.

Elkurt/Rhode Island Hospital License

In January 2021, the Company entered into an Exclusive License Agreement, or the Rhode Island License Agreement, with Elkurt, Inc., a licensee of Rhode Island Hospital. The Company amended the Rhode Island License Agreement on August 24, 2022 that extended the termination date to November 1, 2023. Under the Rhode Island License Agreement, Elkurt, Inc. grants to the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in a certain field. As of December 31, 2022, the Company has incurred $386,598 for patent reimbursement expenses of which $131,986 has been paid. The amount due to Elkurt in the amount of $254,612 is included in accounts payable-related party on the consolidated balance sheets.

Transactions with Founder and Executive Chairman

As of December 31, 2021, the Company’s Founder and Executive Chairman had paid for certain general and administrative expenses totaling $93,769 on behalf of the Company. The amounts were recorded as accounts payable-related parties on the consolidated balance sheets. As of December 31, 2022, the amount was $92,919. The reduction of $850 was actually paid by the Company for state taxes in 2022. The amounts were recorded as accounts payable-related party on the consolidated balance sheets.

Transactions with Chief Accounting Officer

The Company’s Chief Accounting Officer previously provided consulting services to the Company with RJS Consulting, LLC, his wholly owned limited liability company through June 15, 2021, before becoming the Company’s Chief Accounting Officer. As of December 31, 2021 and 2022, the Company owed RJS Consulting, LLC $142,500. The amounts were recorded as accounts payable on the consolidated balance sheets and were expensed as accounting fees in general and administrative expenses in 2021.

Ocean Biomedical Inc [Member]
Statement [Line Items]
Related Parties Transactions

Note 11. Related Parties Transactions

License Agreements with Elkurt, Inc.

Elkurt/Brown Licenses

The Company is party to the four Initial Brown License Agreements with Elkurt. Elkurt is a company formed by the Company’s scientific co-founders Jack A. Elias, M.D., former Dean of Medicine and current Special Advisor for Health Affairs to Brown University, and Jonathan Kurtis, M.D., PhD, Chair of the Department of Pathology and Laboratory Medicine at Brown University. Dr. Elias and Dr. Kurtis are members of the Company’s Board. Under the Initial Brown License Agreements, Elkurt grants to the Company exclusive, royalty-bearing licenses to patent rights and nonexclusive, royalty-bearing licenses to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in certain fields. License fees are expensed as incurred as research and development expenses. Patent reimbursement fees are expensed as incurred as general and administrative expenses. As of March 31, 2023, the Company has incurred a total amount of $345,437 for patent reimbursement expenses to Brown University, of which $297,700 has been paid. As of March 31, 2023, the amount due to Elkurt for the Initial Brown License Agreements that is currently due to Brown University is $327,737 consisting of (i) patent reimbursement expenses of $47,737 recorded as general and administrative costs, (ii) license maintenance fees in the amount of $12,000, and (iii) initial license fees in the amount of $268,000 recorded as research and development costs. In addition, $42,727 is currently due for patent reimbursement expenses that Elkurt has previously paid on behalf of the Company. The amounts were recorded as accounts payable-related party on the condensed consolidated balance sheets.

Elkurt/Rhode Island Hospital License

The Company is party to the Rhode Island License Agreement, with Elkurt. Under the Rhode Island License Agreement, Elkurt grants to the Company an exclusive, royalty-bearing license to patent rights and a nonexclusive, royalty-bearing license to know-how, solely to make, have made, market, offer for sale, use, and sell licensed products for use in a certain field. As of March 31, 2023, the Company has incurred $432,393 for patent reimbursement expenses, of which $131,986 has been paid. The amount due to Elkurt in the amount of $300,407 is included in accounts payable-related party on the condensed consolidated balance sheets.

Transactions with Legacy Ocean’s Founder and Executive Chairman

As of December 31, 2021, Legacy Ocean’s Founder and Executive Chairman had paid for certain general and administrative expenses totaling $93,769 on behalf of the Company. The amounts were recorded as accounts payable-related parties on the condensed consolidated balance sheets. As of March 31, 2023, the amount due was $92,919. The reduction of $850 was actually paid by the Company for state taxes in 2022. The amounts were recorded as accounts payable-related party on the condensed consolidated balance sheets.

Transactions with Chief Accounting Officer

The Company’s Chief Accounting Officer previously provided consulting services to Legacy Ocean through RJS Consulting, LLC, his wholly owned limited liability company, through June 15, 2021, before becoming the Company’s Chief Accounting Officer. As of March 31, 2023 and 2022, the Company owed RJS Consulting, LLC $117,500 and $142,500, respectively. The amounts were recorded as accounts payable on the condensed consolidated balance sheets and were expensed as accounting fees in general and administrative expenses in 2021.

Transactions with Board Member and Sponsor of the Business Combination

On September 15, 2022 and December 13, 2022, the Company entered into the Sponsor Extension Loan and the NPIC Sponsor Extension Loan, respectively, between the Company, the Sponsor, various lenders, pursuant to which the lenders loaned an aggregate of $2,100,000 to the Sponsor and the Sponsor loaned an aggregate of $2,100,000 to us. Amounts loaned from the lenders to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to the Company do not accrue interest. As of March 31, 2023, $1,550,000 remains unpaid to the Sponsor, $500,000 which was due no later than May 15, 2023 and $1,050,000 which was due no later than May 25, 2023. The Company intends to pay the Sponsor Extension and the NPIC Sponsor Extension Loan in full from the proceeds received from the initial issuance of Notes under the Ayrton Convertible Note Financing (see Note 12 - Subsequent Events - Ayrton Convertible Note Financing).